Related-Party Transactions - Schedule of Related Party Payables (Details) (Parenthetical) - USD ($)				1 Months Ended	6 Months Ended			12 Months Ended
	May 27, 2020	Apr. 27, 2020	Jan. 30, 2020	Aug. 31, 2018	Sep. 30, 2020		Sep. 30, 2019	Mar. 31, 2020		Mar. 31, 2019
Proceeds from related parties					$ 4,474,137		$ 1,459,500	$ 4,484,979		$ 1,905,777
Repayments for related party debt					3,036,216		1,369,500	2,192,160		1,367,168
Short term debt				$ 75,000				200,000
Promissory note					1,133,333	[1]		1,033,333	[2]		[2]
Debt due amount								230,000
Beneficial conversion feature								1,000,000
Debt discount								2,600,000
Repayments of debt					2,030,344		$ 2,745,024	5,020,795		$ 2,936,044
Joseph Cammarata [Member] | Promissory Note Entered into on 4/10/20 [Member]
Interest expense					100,000
Promissory note			$ 1,000,000
Debt term			1 year
Debt instrument interest percentage			20.00%
Debt due amount			$ 200,000
Majority Shareholders and Other Related Parties [Member]
Proceeds from related parties					2,338,137			2,484,979
Interest expense					50,000			769,999
Repayments for related party debt					2,816,713			$ 1,292,160
Senior Management Team [Member]
Short term debt					26,001
DBR Capital, LLC [Member]
Incurred reimbursement					68,000
DBR Capital, LLC [Member] | Board of Directors [Member]
Proceeds from related parties	$ 700,000	$ 1,300,000
Interest expense	13,613				$ 111,223
Repayments for related party debt	$ 36,947
Debt instrument interest percentage	20.00%	20.00%
Debt instrument due date	Apr. 27, 2030	Apr. 27, 2030
Debt conversion price	$ 0.01257				$ 0.01257
Beneficial conversion feature	$ 700,000				$ 1,300,000
Debt discount	$ 24,352				55,531
Repayments of debt					89,556
Accounting Firm [Member] | Chief Financial Officer [Member]
Repayments for related party debt					$ 25,000

[1]	We entered into a $1,000,000 promissory note with Joeseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the six months ended September 30, 2020 we recognized $100,000 of interest expense on the note.
[2]	We entered into a $1,000,000 promissory note with Joeseph Cammarata, our Chief Executive Officer, on January 30, 2020. The term of the note is one year, at which time the principal and interest of 20%, or $200,000 will be due. During the year ended March 31, 2020 we recognized $33,333 of interest expense on the note.